ENDOWMENTS

One Market, Steuart Tower, Suite 1800
San Francisco, California 94105-1409
Mailing Address: P.O. Box 7650, San Francisco, California 94120-7650 Telephone (415) 421-9360

October 4, 2002

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

Re:   Endowments
      File Nos. 2-34371
                811-1884

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on September 30, 2002 of the Registrant's Post-Effective Amendment No. 53 under the Act and Amendment No. 32 under the Investment Company Act of 1940.

Sincerely,
/s/ Patrick F. Quan
Attachment

cc: Linda Stirling